Other Payables and Accrued Expenses (Tables)	12 Months Ended
Apr. 30, 2025
Other Payables and Accrued Expenses [Abstract]
Schedule of Other Payables and Accrued Expenses

The components of other payables and accrued expenses are as follows:

	April 30, 2024	April 30, 2025
	JPY	JPY	USD
Salary and benefit payables	22,500,277	19,420,822	136,162
Consumption tax payable	-	12,430,909	87,155
Professional service fee	16,364,688	8,296,135	58,165
Communication costs	3,432,583	5,068,589	35,537
Advertisement	-	2,233,000	15,656
Withholding tax	1,066,197	1,557,198	10,918
Outsourced research and development costs	-	1,214,400	8,514
Corporate business tax	950,000	950,000	6,661
Sales proceeds temporarily received for others	925,212	-	-
Resident tax for employees	356,600	511,900	3,589
Others	1,555,503	783,450	5,493
	47,151,060	52,466,403	367,850